TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	6.50%
Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	21.00%
NIS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Israeli corporate income tax rate	23.00%	23.00%	23.00%
NIS [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 44,000
NIS [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 120,000